COMMITMENTS AND CONTINGENCIES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments [Line Items]
Contractual capital commitments	$ 40,100	$ 41,600
Royalty fees	5,793	4,907	$ 2,145
Novartis
Commitments [Line Items]
Phased development and regulatory milestone payments incurred	10,400
Sales milestone payments incurred	$ 5,000
Royalty fees, payment term	10 years
Royalty fees	$ 10,800	$ 4,900	$ 2,100
Abliva AB
Commitments [Line Items]
Royalty fees, payment term	10 years
Within one year
Commitments [Line Items]
Contractual capital commitments	$ 33,400
2026 and after
Commitments [Line Items]
Contractual capital commitments	$ 6,700